Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Interest-Being Loans And Borrowings [Abstract]
Schedule and maturity of borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	556,818	—	48	1,372,532	1,929,398
Between 1 and 5 years	—	2,282,772	—	3,320	504,263	2,790,355
More than 1 year		2,839,590	—	3,368	1,876,795	4,719,753
Less than 1 year	—	351,170	203,287	1,681	273,898	830,036
At January 1, 2026		3,190,760	203,287	5,049	2,150,693	5,549,789

New loans	—	1,111,166	—	104	345,914	1,457,184
Repayments	—	(1,212,592)	—	(760)	(317,008)	(1,530,360)
Acquisitions through business combinations	—	—	—	1,607	—	1,607
Transaction expenses		(16,545)	332	—	1,183	(15,031)
Other changes	—	1,121	—	—	(170)	951
Exit from the consolidation scope	—	—	—	(381)	—	(381)
Translation differences	—	(9,505)	—	(18)	(1,576)	(11,099)
Balance at June 30, 2026		3,064,405	203,619	5,601	2,179,036	5,452,661

More than 5 years	—	767,610	—	1,095	1,364,005	2,132,710
Between 1 and 5 years	—	2,101,713	—	2,919	634,050	2,738,682
More than 1 year		2,869,323	—	4,014	1,998,055	4,871,392
Less than 1 year	—	195,082	203,619	1,587	180,981	581,269
Balance at June 30, 2026		3,064,405	203,619	5,601	2,179,036	5,452,661

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows June 30, 2026
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	3,268,024	4,180,963	576,087	2,603,878	1,000,998
Other borrowings	16	2,179,036	3,122,017	313,482	1,074,668	1,733,867
Lease liabilities	16	5,601	6,330	1,767	1,627	2,936
Trade and other payables *	17	172,632	172,632	157,560	15,072	—
		5,625,293	7,481,942	1,048,896	3,695,245	2,737,801

		Contractual cash flows December 31, 2025
(in thousands of USD)	Note	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes	16	3,394,047	4,388,777	759,149	2,845,993	783,636
Other borrowings	16	2,150,693	3,121,500	395,002	949,471	1,777,028
Lease liabilities	16	5,049	5,763	1,793	3,915	56
Trade and other payables *	17	143,653	143,653	143,653	—	—
		5,693,442	7,659,694	1,299,596	3,799,379	2,560,719

* Deferred income and VAT payables (included in other payables) (see Note 17), which are not financial liabilities, are not included.

Disclosure of terms and conditions of outstanding loans	The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2026			December 31, 2025
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 150.0M	EUR	SOFR + CAS + 1.80%	2028	170,910	110,000	108,641	176,250	—	(1,651)
Secured FSO loan 161.1M	USD	SOFR + 2.05%	2030	110,619	110,619	109,937	123,593	123,593	122,736
Secured vessels loan Refi - Revolving loan 950M*	USD	SOFR + 1.70% - 2.30%	2028	950,000	436,000	429,498	950,000	735,000	730,703
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	129,750	129,750	129,981	25,950	25,950	25,481
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	16,963	16,963	16,255	46,049	45,049	44,109
Credit Line Belfius Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	—	—	—	1,469	1,469	1,470
Credit Line KBC Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	—	—	—	1,469	1,469	1,470
Loan BNPPF EUR 151.2M	EUR	Euribor + 1.00%	2038	132,710	132,710	128,494	121,750	121,750	119,813
Loan CEXIM I 152M	USD	SOFR + 2.06%	2036	64,886	64,886	62,868	67,425	67,425	65,354
Loan CEXIM II 280M	USD	SOFR + 2.06%	2036	169,175	169,175	163,644	175,855	175,855	170,166
Loan CEXIM III 224M	USD	SOFR + 2.06%	2038	158,293	158,293	153,494	162,773	162,773	157,768
Loan KBC/Belfius Windcat EUR 78M	EUR	Euribor + 3.25%	2027	—	—	—	46,998	46,998	46,838
Loan SocGen EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	106,676	106,676	104,741	91,364	91,364	89,122
Loan SocGen EUR 8.8M	EUR	Euribor + 1.10%	2033	7,520	7,520	7,543	8,272	8,272	8,297
Secured loan 41.8M	USD	SOFR + 2.00%	2033	39,804	39,804	39,173	41,109	41,109	40,420
Secured vessels loan 392.7M	USD	SOFR + 1.75%	2038	334,040	334,040	322,312	168,861	168,861	167,244
1.4B Bridge Facility	USD	SOFR + 3.04%	2026	—	—	—	122,522	122,522	122,598
Secured vessels loan 2B Facility	USD	SOFR + 1.50% - 2.00%	2030	1,095,344	1,095,344	1,080,204	1,194,659	1,194,659	1,182,981
Loan 1,400 TEU 26.3M	USD	SOFR + 3.75% EURIBOR + 3.55%	2032	4,050	4,050	4,096	2,025	2,025	2,043
Secured loan 57.5M	USD	SOFR + 1.80%	2034	57,529	57,529	57,134	20,084	20,084	20,109

Secured vessels Revolving loan 105.1M	USD	SOFR + 1.80%	2027	63,100	63,100	63,574	74,100	74,100	73,690
Secured loan 61.2M	EUR	Euribor + 2.00%	2031	59,033	59,033	58,787	—	—	—
Secured loan BNPPFF USD 68M	USD	SOFR + 1.80%	2038	23,800	23,800	24,029	—	—	—
Total interest-bearing bank loans				3,694,202	3,119,292	3,064,405	3,622,577	3,230,327	3,190,760

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.

Schedule of unsecured notes

(in thousands of USD)				June 30, 2026			December 31, 2025
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	203,619	200,000	200,000	203,287
Total other notes				200,000	200,000	203,619	200,000	200,000	203,287

Schedule of future lease payments for leaseback agreement maturity	The future capital payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2026	December 31, 2025

Less than one year	128,559	229,951
Between one and five years	638,311	508,140
More than five years	1,372,089	1,381,645
Total future capital payables	2,138,959	2,119,736